Summary of significant accounting policies (Details 2) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019	Aug. 31, 2018
Losses per common share:
Loss from continuing operations	$ (4,453,000)	$ (3,734,000)	$ (8,990,000)	$ (7,805,000)	$ (24,724,000)	$ (18,049,000)
Income from continuing operations	13,898,000	1,594,000	15,879,000	3,418,000	5,997,000	1,226,000
Net Income (Loss)	$ 9,445,000	$ (2,140,000)	$ 6,889,000	$ (4,387,000)	$ (18,727,000)	$ (16,823,000)
Weighted average shares outstanding					817,720	720,253
Loss from continuing operations per common share	$ (0.26)	$ (4.79)	$ (1.01)	$ (10.35)	$ (30.23)	$ (25.06)
Income from continuing operations per common share	0.82	2.04	1.78	4.53	7.33	1.70
Net income (loss) per common share - Basic and diluted	$ 0.56	$ (2.74)	$ 0.77	$ (5.82)	$ (22.90)	$ (23.36)